S-K 1602(a)(3) Forepart, Sponsor Compensation	Jun. 04, 2026 USD ($) $ / shares shares
Yorkville International Capital Sponsor, LLC [Member] | Common Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	15,033,333
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Yorkville International Capital Sponsor, LLC [Member] | Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	6,000,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 6,000,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
Yorkville International Capital Sponsor, LLC, and Shareholders [Member] | Common Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	15,333,333
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.002